Inventories - Schedule of Inventories (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [line items]
Parts and Supplies	$ 93	$ 87
Inventories	1,089	1,532
Refining and Marketing [Member]
Disclosure of inventories [line items]
Refining and Marketing	613	874
Oil Sands [Member]
Disclosure of inventories [line items]
Crude Oil	382	570
Conventional [Member]
Disclosure of inventories [line items]
Crude Oil	$ 1	$ 1